Goodwill (Details) - USD ($) $ in Billions	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Disclosure of goodwill [text block] [Abstract]
Market capitalization, description	At February 28, 2022, the market capitalization of the Group exceeded the value of equity by ZAR 12.6 billion (2021: ZAR 17.0 billion).
Value of equity	$ 12.6	$ 17.0